Note 7 - Capital Stock and Reserves (Details Textual)			3 Months Ended		9 Months Ended	12 Months Ended	15 Months Ended
	Aug. 22, 2023 CAD ($) $ / shares shares	Aug. 22, 2023 USD ($) $ / shares shares	Jun. 30, 2024 CAD ($) $ / shares shares	Jun. 30, 2023 CAD ($)	Mar. 31, 2024 CAD ($) $ / shares shares	Mar. 31, 2024 CAD ($) $ / shares shares	Jun. 30, 2024 CAD ($) $ / shares shares	Aug. 24, 2023 CAD ($) shares	Mar. 31, 2023 CAD ($) shares
Statement Line Items [Line Items]
Proceeds from issuing shares			$ 1,350,129	$ 0
Payments for share issue costs			22,869	(0)	$ 480,415
Total equity			$ 13,722,691	$ 9,980,831	13,209,537	$ 13,209,537	$ 13,722,691		$ 10,387,622
Increase (decrease) in number of shares outstanding, issued for services (in shares) | shares						30,900
Issue of equity, shares issued for services						$ 187,872
Number of share options exercised in share-based payment arrangement			(0)			36,000
Proceeds from exercise of options						$ 131,400
Increase (decrease) through exercise of options, equity					$ 131,400
Exercise price of outstanding share options (in CAD per share) | $ / shares					$ 4.95	$ 4.95
Stock options, term (Year)			10 years				10 years
Number of share options granted in share-based payment arrangement			0			238,500
Number of share options expired in share-based payment arrangement						80,300
Share-based arrangement, payment reserve, forfeited						$ 860,158
Common shares [member]
Statement Line Items [Line Items]
Number of share options exercised in share-based payment arrangement						36,000
Proceeds from exercise of options						$ 131,400
Increase (decrease) through exercise of options, equity						$ 53,400
Exercise price of outstanding share options (in CAD per share) | $ / shares					$ 4.95	$ 4.95
The 2023 stock incentive plan [member]
Statement Line Items [Line Items]
Share-based compensation, number of shares authorized (in shares) | shares			850,000				850,000
Options issued to consultant one [member]
Statement Line Items [Line Items]
Number of share options granted in share-based payment arrangement						17,500
Weighted average exercise price of share options granted in share-based payment arrangement (in CAD per share) | $ / shares						$ 5.65
Share-based payment arrangement, award vesting period (Year)						3 years
Share-based payment arrangement, options, fair value					$ 60,200	$ 60,200
Options issued to directors and a consultant [member]
Statement Line Items [Line Items]
Number of share options granted in share-based payment arrangement						40,000
Weighted average exercise price of share options granted in share-based payment arrangement (in CAD per share) | $ / shares						$ 6.6
Share-based payment arrangement, award vesting period (Year)						3 years
Share-based payment arrangement, options, fair value					173,500	$ 173,500
Options issued to officers [member]
Statement Line Items [Line Items]
Number of share options granted in share-based payment arrangement						85,000
Weighted average exercise price of share options granted in share-based payment arrangement (in CAD per share) | $ / shares						$ 6.6
Share-based payment arrangement, award vesting period (Year)						5 years
Share-based payment arrangement, options, fair value					445,500	$ 445,500
Options issued to consultant two [member]
Statement Line Items [Line Items]
Number of share options granted in share-based payment arrangement						36,000
Weighted average exercise price of share options granted in share-based payment arrangement (in CAD per share) | $ / shares						$ 3.65
Share-based payment arrangement, options, fair value					53,400	$ 53,400
Options Issued to Director [Member]
Statement Line Items [Line Items]
Number of share options granted in share-based payment arrangement						20,000
Weighted average exercise price of share options granted in share-based payment arrangement (in CAD per share) | $ / shares						$ 5.47
Share-based payment arrangement, award vesting period (Year)						3 years
Share-based payment arrangement, options, fair value					75,500	$ 75,500
Options issued to officer [member]
Statement Line Items [Line Items]
Number of share options granted in share-based payment arrangement						20,000
Weighted average exercise price of share options granted in share-based payment arrangement (in CAD per share) | $ / shares						$ 3.98
Share-based payment arrangement, award vesting period (Year)						5 years
Share-based payment arrangement, options, fair value					66,600	$ 66,600
Options issued to consultant three [member]
Statement Line Items [Line Items]
Number of share options granted in share-based payment arrangement						20,000
Weighted average exercise price of share options granted in share-based payment arrangement (in CAD per share) | $ / shares						$ 3.3
Share-based payment arrangement, award vesting period (Year)						2 years
Share-based payment arrangement, options, fair value					66,600	$ 66,600
Performance stock options [member]
Statement Line Items [Line Items]
Number of share options expired in share-based payment arrangement						15,000
Total expense from share-based payment transactions			$ 0			$ 0
Warrants issued in public offering [member]
Statement Line Items [Line Items]
Class of warrant or right, exercise price of warrants or rights (in CAD per share) | $ / shares	$ 6.25
Class of warrant or right, granted, value						270,400
Class of warrant or right, number of securities called by each warrant or right (in shares) | shares	1
Warrants and rights outstanding, term (Year)	5 years	5 years
Derivative financial liabilities	$ 823,597				$ 656,946	656,946
Total gains (losses) on financial liabilities at fair value through profit or loss						$ 166,651
Class of warrant or right, granted (in shares) | shares						40,000
Underwriter warrants [member]
Statement Line Items [Line Items]
Class of warrant or right, granted (in shares) | shares	40,000	40,000
Total equity	$ 270,400
Unit warrants expiring August 24, 2028 [member]
Statement Line Items [Line Items]
Class of warrant or right outstanding 1 (in shares) | shares			800,000		800,000	800,000	800,000	800,000	0
Class of warrants or rights outstanding, value			$ 481,469		$ 656,946	$ 656,946	$ 481,469	$ 823,597
Unit warrants expiring April 29, 2026 [member]
Statement Line Items [Line Items]
Class of warrant or right outstanding 1 (in shares) | shares			247,471		0	0	247,471
Class of warrants or rights outstanding, value			$ 480,000				$ 480,000
Unit warrants expiring March 13, 2026 [member]
Statement Line Items [Line Items]
Class of warrant or right outstanding 1 (in shares) | shares			341,592		341,592	341,592	341,592		0
Class of warrants or rights outstanding, value			$ 377,911				$ 377,911
Agent warrants [member]
Statement Line Items [Line Items]
Class of warrant or right, granted, value			$ 100
Class of warrant or right, granted (in shares) | shares			51
Class of warrant or right outstanding 1 (in shares) | shares			49,090		49,039	49,039	49,090		5,765
Agent warrants [member] | Certain underwriters or agents [member]
Statement Line Items [Line Items]
Number of warrants issued during the period (in shares) | shares			51			40,000
Peg North Property [member]
Statement Line Items [Line Items]
Increase (decrease) in number of shares outstanding, exploration and evaluation assets option agreement (in shares) | shares			28,818			13,072
Increase (decrease) in equity, evaluation and exploration assets option agreement			$ 100,000			$ 100,000
Lac Simard South property [member]
Statement Line Items [Line Items]
Increase (decrease) in number of shares outstanding, exploration and evaluation assets option agreement (in shares) | shares						10,700
Increase (decrease) in equity, evaluation and exploration assets option agreement						$ 85,600
Jean Lake Property [member]
Statement Line Items [Line Items]
Increase (decrease) in number of shares outstanding, exploration and evaluation assets option agreement (in shares) | shares						6,128
Increase (decrease) in equity, evaluation and exploration assets option agreement						$ 50,000
Tranche 2 of private placement [member]
Statement Line Items [Line Items]
Cash finder's fees paid			175
Legal and filing fees			22,869
Flow-through premium liability			57,012				$ 57,012
Warrant premium			480,000				480,000
Commitment to incur expenses			1,455,129				$ 1,455,129
Qualifying CEE			$ 117,839
Tranche 2 of private placement [member] | Flow-through shares issued in private placement [member]
Statement Line Items [Line Items]
Number of instruments granted in share-based payment arrangement			247,471
Class of warrant or right, exercise price of warrants or rights (in CAD per share) | $ / shares			$ 5.88				$ 5.88
Proceeds from exercise of warrants			$ 1,455,129			105,000
Tranche 2 of private placement [member] | Warrants issued in non-brokered private placement [member]
Statement Line Items [Line Items]
Class of warrant or right, exercise price of warrants or rights (in CAD per share) | $ / shares			$ 4				4
Weighted average trading price (in CAD per share) | $ / shares			6				6
Tranche 2 of private placement [member] | Finders warrants [member]
Statement Line Items [Line Items]
Class of warrant or right, exercise price of warrants or rights (in CAD per share) | $ / shares			$ 3.4				$ 3.4
Increase (decrease) in number of shares outstanding, shares issued, share purchase finders warrants (in shares) | shares			51				51
Class of warrant or right, granted, value			$ 100
Shares issued in public offering [member]
Statement Line Items [Line Items]
Total increase (decrease) in number of shares outstanding (in shares) | shares	800,000	800,000
Number of warrants per unit (in shares) | shares	1
Number of common shares per unit (in shares) | shares	1
Shares issued, price per share (in CAD per share) | (per share)	$ 6.77	$ 5
Proceeds from issuing shares	$ 5,418,400	$ 4,000,000
Payments for share issue costs	$ 387,416	$ 286,000
Tranche 1 of private placement [member]
Statement Line Items [Line Items]
Cash finder's fees paid						11,134
Flow-through premium liability					$ 20,143	20,143
Warrant premium					377,911	377,911
Commitment to incur expenses					$ 1,109,268	$ 1,109,268
Qualifying CEE							$ 1,109,268
Tranche 1 of private placement [member] | Flow-through shares issued in private placement [member]
Statement Line Items [Line Items]
Number of instruments granted in share-based payment arrangement						188,651
Class of warrant or right, exercise price of warrants or rights (in CAD per share) | $ / shares					$ 5.88	$ 5.88
Proceeds from exercise of warrants						$ 1,109,268
Tranche 1 of private placement [member] | Warrants issued in non-brokered private placement [member]
Statement Line Items [Line Items]
Class of warrant or right, exercise price of warrants or rights (in CAD per share) | $ / shares					4	$ 4
Weighted average trading price (in CAD per share) | $ / shares					6	6
Tranche 1 of private placement [member] | Finders warrants [member]
Statement Line Items [Line Items]
Class of warrant or right, exercise price of warrants or rights (in CAD per share) | $ / shares					$ 3.4	$ 3.4
Increase (decrease) in number of shares outstanding, shares issued, share purchase finders warrants (in shares) | shares					3,274	3,274
Class of warrant or right, granted, value						$ 9,700
Tranche 1 of private placement [member] | Non-flow-through units issued in private placement [member]
Statement Line Items [Line Items]
Number of instruments granted in share-based payment arrangement						152,941
Class of warrant or right, exercise price of warrants or rights (in CAD per share) | $ / shares					$ 3.4	$ 3.4
Proceeds from exercise of warrants						$ 520,000